Other payables and accrued liabilities	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 8 Other payables and accrued liabilities

Other payables and accrued liabilities consisted of the following:

	December 31, 2025	June 30, 2026
	HK$’000	HK$’000	US$’000
Accrued salary	4,413	4,362	557
Other payables	2,447	2,439	311
	6,860	6,801	868